Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Mar. 31, 2023
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Equity in Affiliates and Joint Ventures
Honda’s equity in affiliates and joint ventures as of March 31, 2022 and 2023 is as follows:

	Yen (millions)
	2022	2023
Investments accounted for using the equity method:
Affiliates	¥544,563	¥499,942
Joint ventures	422,841	416,004

Total	¥967,404	¥915,946

Honda’s equity of undistributed earnings:
Affiliates	¥177,231	¥87,284
Joint ventures	279,288	259,675

Total	¥456,519	¥346,959

Share of Comprehensive Income of Affiliates and Joint Ventures
Honda’s share of comprehensive income of affiliates and joint ventures for the years ended March 31, 2021, 2022 and 2023 is as follows:

	Yen (millions)
	2021	2022	2023
Profit for the year:
Affiliates	¥53,511	¥(17,844)	¥(81,504)
Joint ventures	219,223	220,356	198,949

Total	¥272,734	¥202,512	¥117,445

Other comprehensive income:
Affiliates	¥(1,197)	¥26,673	¥25,920
Joint ventures	33,457	52,560	4,801

Total	¥32,260	¥79,233	¥30,721

Comprehensive income for the year:
Affiliates	¥52,314	¥8,829	¥(55,584)
Joint ventures	252,680	272,916	203,750

Total	¥304,994	¥281,745	¥148,166

Summarized Consolidated Financial Information
Summarized consolidated financial information of Dongfeng Honda Automobile Co., Ltd. as of March 31, 2022 and 2023 is as follows:

	Yen (millions)
	2022	2023
Current assets	¥747,397	¥615,524
Non-current assets	252,219	279,691

Total assets	999,616	895,215

Current liabilities	610,379	520,257
Non-current liabilities	34,182	31,680

Total liabilities	644,561	551,937

Total equity	¥355,055	¥343,278

Honda’s share of total equity (50%)	177,527	171,639
Equity method adjustments	(697)	(636)

Carrying amount of its interest in the joint venture	¥176,830	¥171,003

Cash and cash equivalents included in current assets	¥301,839	¥99,862
Financial liabilities (excluding trade payables and provisions) included in current liabilities	6,168	6,803
Summarized consolidated financial information of Dongfeng Honda Automobile Co., Ltd. for the years ended March 31, 2021, 2022 and 2023 is as follows:

	Yen (millions)
	2021	2022	2023
Sales revenue	¥2,201,051	¥1,994,534	¥1,777,882
Interest income	9,412	10,653	8,441
Depreciation and amortization	23,055	25,996	28,052
Income tax expense	65,102	60,868	52,826
Profit for the year	197,217	182,989	157,914
Other comprehensive income	25,462	44,812	3,256

Comprehensive income for the year	¥222,679	¥227,801	¥161,170

Comprehensive income for the year (50%)	111,340	113,901	80,585
Equity method adjustments	53	607	67

Honda’s share of comprehensive income for the year	¥111,393	¥114,508	¥80,652

Dividend from the joint venture to Honda	¥102,767	¥79,191	¥86,506

Combined Financial Information of Affiliates and Joint Ventures
Combined financial information in respect of affiliates as of March 31, 2022 and 2023, and for the years ended March 31, 2021, 2022 and 2023 is as follows:

	Yen (millions)
For the year ended March 31, 2021	Motorcycle Business	Automobile Business	Power Product s and Other Businesses	Total
Sales revenue	¥122,605	¥1,933,675	¥6,331	¥2,062,611
Profit for the year	2,552	2,593	843	5,988

	Yen (millions)
As of and for the year ended March 31, 2022	Motorcycle Business	Automobile Business	Power Product s and Other Businesses	Total
Current assets	¥64,324	¥1,542,414	¥14,313	¥1,621,051
Non-current assets	28,330	2,030,822	22,928	2,082,080

Total assets	92,654	3,573,236	37,241	3,703,131

Current liabilities	25,819	1,013,738	3,768	1,043,325
Non-current liabilities	5,003	583,308	1,065	589,376

Total liabilities	30,822	1,597,046	4,833	1,632,701

Total equity	¥61,832	¥1,976,190	¥32,408	¥2,070,430

Sales revenue	¥173,696	¥3,120,190	¥7,146	¥3,301,032
Profit for the year	7,233	73,169	996	81,398

	Yen (millions)
As of and for the year ended March 31, 2023	Motorcycle Business	Automobile Business	Power Product s and Other Businesses	Total
Current assets	¥64,051	¥1,746,374	¥18,441	¥1,828,866
Non-current assets	25,654	2,050,459	24,110	2,100,223

Total assets	89,705	3,796,833	42,551	3,929,089

Current liabilities	29,887	1,205,478	4,319	1,239,684
Non-current liabilities	3,109	539,040	655	542,804

Total liabilities	32,996	1,744,518	4,974	1,782,488

Total equity	¥56,709	¥2,052,315	¥37,577	¥2,146,601

Sales revenue	¥189,332	¥3,800,943	¥9,187	¥3,999,462
Profit for the year	10,038	(45,204)	1,901	(33,265)

Combined financial information in respect of joint ventures as of March 31, 2022 and 2023, and for the years ended March 31, 2021, 2022 and 2023 is as follows:

	Yen (millions)
For the year ended March 31, 2021	Motorcycle Business	Automobile Business	Power Product s and Other Businesses	Total
Sales revenue	¥543,504	¥4,839,927	¥3,443	¥5,386,874
Profit for the year	33,115	403,088	174	436,377

	Yen (millions)
As of and for the year ended March 31, 2022	Motorcycle Business	Automobile Business	Power Product s and Other Businesses	Total
Current assets	¥272,962	¥1,810,581	¥4,771	¥2,088,314
Non-current assets	130,271	479,707	909	610,887

Total assets	403,233	2,290,288	5,680	2,699,201

Current liabilities	227,215	1,513,623	1,704	1,742,542
Non-current liabilities	17,769	70,675	665	89,109

Total liabilities	244,984	1,584,298	2,369	1,831,651

Total equity	¥158,249	¥705,990	¥3,311	¥867,550

Sales revenue	¥811,764	¥4,612,394	¥3,940	¥5,428,098
Profit for the year	62,907	375,642	363	438,912

	Yen (millions)
As of and for the year ended March 31, 2023	Motorcycle Business	Automobile Business	Power Product s and Other Businesses	Total
Current assets	¥337,603	¥1,579,996	¥3,677	¥1,921,276
Non-current assets	134,567	544,319	989	679,875

Total assets	472,170	2,124,315	4,666	2,601,151

Current liabilities	275,607	1,397,048	1,791	1,674,446
Non-current liabilities	23,272	74,136	2,184	99,592

Total liabilities	298,879	1,471,184	3,975	1,774,038

Total equity	¥173,291	¥653,131	¥691	¥827,113

Sales revenue	¥1,071,031	¥4,360,348	¥6,022	¥5,437,401
Profit for the year	93,766	304,119	1,779	399,664